Jan. 31, 2025
AXS FTSE Venture Capital Return Tracker Fund
AXS FTSE VENTURE CAPITAL RETURN TRACKER FUND
Investment Objectives

The investment objective of the AXS FTSE Venture Capital Return Tracker Fund (the “Fund”) is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the FTSE Venture Capital Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Program” on page 98, “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class C Shares Purchase Programs” on page 100, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 124 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AXS FTSE Venture Capital Return Tracker Fund - USD ($)	Class A Shares	Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%		1.00%
Wire fee	$ 20	$ 20		$ 20
Overnight check delivery fee	25	25		25
Retirement account fees (annual maintenance fee)	$ 15	$ 15		$ 15
[1]	Class C Shares are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXS FTSE Venture Capital Return Tracker Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.47%	0.47%	0.47%
Total annual fund operating expenses		1.97%	2.72%	1.72%
Fees waived and/or expenses reimbursed2	[1]	(0.22%)	(0.22%)	(0.22%)
Total annual fund operating expenses after waiving fees and/or reimbursing Expenses	[1]	1.75%	2.50%	1.50%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the average daily net assets of Class A shares, Class C shares, and Class I shares of the Fund, respectively. This agreement is effective through January 31, 2026, and it may be terminated before that date only by Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years from the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AXS FTSE Venture Capital Return Tracker Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	743	1,138	1,557	2,722
Class C Shares	353	824	1,420	3,035
Class I Shares	153	520	913	2,012

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares | USD ($)	253	824	1,420	3,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the FTSE Venture Capital Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. venture capital-backed companies by exclusively holding publicly listed assets. These publicly listed assets may be companies of any market capitalization; however, it generally focuses on companies with large capitalizations. The Fund does not invest in venture capital funds or start-up companies.

In seeking to track the Underlying Index, the Fund invests in publicly-traded equity securities that are either components of the Underlying Index or are determined by the Fund’s investment advisor to have substantially similar risk and return characteristics, in the aggregate, as the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the component publicly listed assets included in the Underlying Index. This policy is not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund also invests in total return swaps designed to provide exposure to the characteristics of venture capital-backed companies. Swaps, which are a type of derivative, will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio The Fund’s investments in swaps are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) Act and related guidance from the Securities and Exchange Commission (“SEC”). To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its current obligation with respect to any swap. The Fund also may invest in other investment companies, including ETFs, to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry, the Fund’s investment exposure will necessarily be concentrated in that industry. Currently, the Underlying Index has significant exposure to industries within the technology sector.

The Fund is a “commodity pool” under the Commodity Exchange Act (“CEA”), and the Advisor is a “commodity pool operator” registered with and regulated by the Commodities Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund’s investment strategy typically results in an annual portfolio turnover rate in excess of 100% of the average value of the Fund’s portfolio.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the NASDAQ OTC Composite Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Leland Thomson Reuters Venture Capital Index Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on November 20, 2020. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to commencement of the Fund’s operations.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	42.87%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(36.91)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - AXS FTSE Venture Capital Return Tracker Fund	Label	One Year		Five Years		Ten Years
Class I Shares	Return Before Taxes	26.64%		11.52%		16.81%
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	26.64%	[1]	8.71%	[1]	13.92%	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	15.77%	[1]	8.29%	[1]	12.78%	[1]
Class A Shares	Return Before Taxes	19.02%		9.94%		15.94%
Class C Shares	Return Before Taxes	24.38%		10.41%
NASDAQ OTC Composite Index (reflects no deductions for fees, expenses or taxes)	NASDAQ OTC Composite Index (reflects no deductions for fees, expenses or taxes)	29.57%	[2]	17.49%	[2]	16.20%	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
[2]	The NASDAQ OTC Composite Index a market capitalization-weighted index of more than 2,500 stocks listed on the NASDAQ stock exchange. It is a broad index that is heavily weighted toward the important technology sector. The index is composed of both domestic and international companies.